Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Himax Technologies, Inc.
Entity Central Index Key	0001342338
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	HIMX
Entity Common Stock, Shares Outstanding	347,534,102
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, par value $0.3 per ordinary share
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false